Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hedging derivative assets
Nominal amount of hedging derivative assets	$ 87,136	$ 59,414
Fair value of hedging derivative assets	9,285	15,116
Total Derivative Assets, Nominal	3,865,810	3,615,066
Total Derivative Assets, Fair Value	164,238	180,377
Cash flow hedges
Hedging derivative assets
Fair value of hedging derivative assets	9,083	15,057
Fair value hedges
Hedging derivative assets
Fair value of hedging derivative assets	202	59
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	4,000	4,000
Fair value of hedging derivative assets	111	91
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	8,416	2,138
Fair value of hedging derivative assets	157	59
Currency swaps | Cash flow hedges | Currency risk - Foreign exchange risk
Hedging derivative assets
Nominal amount of hedging derivative assets	13,609	31,215
Fair value of hedging derivative assets	4,798	12,577
Currency swaps | Fair value hedges | Currency risk - Foreign exchange risk
Hedging derivative assets
Nominal amount of hedging derivative assets	1,492
Fair value of hedging derivative assets	45
Forward rate agreements | Cash flow hedges | Currency risk - Foreign exchange risk
Hedging derivative assets
Nominal amount of hedging derivative assets	59,619	22,061
Fair value of hedging derivative assets	$ 4,174	$ 2,389